Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 19, 2024	Dec. 31, 2023	Oct. 24, 2023	May 24, 2023	Feb. 22, 2023	Dec. 31, 2022
Equity [abstract]
Share capital	€ 785	€ 633		€ 629
Number of shares issued (in shares)	78,536,412	63,347,837		62,928,818				22,313,185
Par value per share (in euro per share)	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01
Number of treasury shares held (in shares)	0	0		11,339